UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Strategic Partners Style Specific Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2007

Date of reporting period:	4/30/2007

Item 1.	Schedule of Investments

Jennison Conservative Growth Fund

Schedule of Investments

as of April 30, 2007 (Unaudited)

Shares		Description	Value
LONG-TERM INVESTMENTS 100.1%
COMMON STOCKS
Aerospace & Defense 4.7%
	155,702	Boeing Co. (The)	$14,480,286
	145,421	United Technologies Corp.	9,762,112

			24,242,398

Beverages 5.4%
	421,200	PepsiCo, Inc.	27,837,108

Biotechnology 3.5%
	223,713	Genentech, Inc.(a)	17,894,803

Capital Markets 7.1%
	896,600	Charles Schwab Corp. (The)	17,142,992
	27,405	Goldman Sachs Group, Inc.	5,991,007
	101,800	Lazard Ltd. (Class A)	5,512,470
	123,657	UBS AG	8,025,339

			36,671,808

Chemicals 4.1%
	211,200	EI Du Pont de Nemours & Co.	10,384,704
	180,408	Monsanto Co.	10,642,268

			21,026,972

Communication Equipment 7.6%
	816,342	Cisco Systems, Inc.(a)	21,828,985
	402,200	QUALCOMM, Inc.(b)	17,616,360

			39,445,345

Computers & Peripherals 5.5%
	177,300	Apple, Inc.(a)	17,694,540
	254,100	Hewlett-Packard Co.(b)	10,707,774

			28,402,314

Consumer Finance 1.3%
	109,300	American Express Co.	6,631,231

Diversified Financial Services 1.7%
	20,300	NYMEX Holdings, Inc.(a)(b)	2,633,113
	73,000	NYSE Euronext, Inc.(a)(b)	6,156,090

			8,789,203

Electronic Equipment and Instruments 1.0%
	93,200	Sony Corp., ADR (Japan)	4,963,832

Energy Equipment & Services 0.6%
42,379	Schlumberger, Ltd.	3,128,842

Food & Staples Retailing 1.2%
128,000	Whole Foods Market, Inc.(b)	5,989,120

Healthcare Equipment & Supplies 6.0%
95,800	Alcon, Inc.(b)	12,926,294
150,100	Baxter International, Inc.	8,500,163
225,500	St. Jude Medical, Inc.(a)	9,649,145

		31,075,602

Healthcare Providers & Services 0.1%
9,600	WellPoint, Inc.(a)	758,112

Hotels, Restaurants & Leisure 2.6%
155,900	International Game Technology	5,946,026
165,100	Marriott International, Inc. (Class A)	7,464,171

		13,410,197

Household Products 4.8%
114,800	Colgate-Palmolive Co.	7,776,552
265,949	Proctor & Gamble Co.	17,103,180

		24,879,732

Industrial Conglomerates 2.1%
298,200	General Electric Co.	10,991,652

Insurance 4.4%
322,900	American International Group, Inc.	22,573,939

Internet Software & Services 3.4%
37,800	Google, Inc. (Class A)(a)	17,818,164

Media 5.5%
453,600	News Corp., Inc.(Class A)	10,156,104
523,300	Walt Disney Co.	18,305,034

		28,461,138

Multiline Retail 3.8%
170,164	Federated Department Stores, Inc.	7,473,603
67,700	J. C. Penney Co., Inc.	5,354,393
118,901	Target Corp.	7,059,152

		19,887,148

Oil, Gas & Consumable Fuels 1.0%
97,900	Occidental Petroleum Corp.	4,963,530

Pharmaceuticals 5.3%
185,200	Abbott Laboratories	10,486,024
117,800	Novartis AG, ADR (Switzerland)	6,843,002
51,500	Schering-Plough Corp.	1,634,095
154,700	Wyeth	8,585,850

		27,548,971

Semiconductors & Semiconductor Equipment 2.7%
247,800	Intel Corp.	5,327,700
527,100	Marvell Technology Group Ltd.(a)	8,502,123

		13,829,823

Software 9.2%
326,300	Adobe Systems, Inc.(a)(b)	13,561,028
226,000	Electronic Arts, Inc.(a)	11,392,660
551,300	Microsoft Corp.(b)	16,505,922
123,300	SAP AG, ADR (Germany)(b)	5,918,400

		47,378,010

Specialty Retail 1.9%
108,400	Best Buy Co., Inc.	5,056,860
164,005	Lowe’s Cos., Inc.	5,011,993

		10,068,853

Textiles, Apparel & Luxury Goods 3.6%
347,400	NIKE, Inc. (Class B)	18,710,964

	Total long-term investments
	(cost $469,245,764)	517,378,811

SHORT-TERM INVESTMENT 10.1%
Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
51,991,606	(cost $51,991,606; includes $51,322,681 of cash collateral received for securities on loan)(c)(d)	51,991,606

	Total Investments 110.2%
	(cost $521,237,370)(e)	569,370,417

	Liabilities in excess of other assets (10.2%)	(52,614,186)

	Net Assets 100.0%	$516,756,231

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $48,793,200; cash collateral of $51,322,681 (included in liabilities) was received with which the Fund purchased highly liquid short-term investment.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$522,567,156	$49,351,161	$2,547,900	$46,803,261

The difference between book and tax basis is attributable to deferred losses on wash sales.

Dryden Small Cap Value Fund

Schedule of Investments

as of April 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS

Aerospace & Defense — 1.5%
6,000	Alliant Techsystems, Inc.*(a)	$558,780
31,700	Curtiss-Wright Corp. (Class B Stock)	1,365,953
8,800	DRS Technologies, Inc.	442,728
18,500	Hexcel Corp.*	401,450
29,100	Moog, Inc. (Class A Stock)*	1,237,332
20,100	MTC Technologies, Inc.*	415,266
7,400	Teledyne Technologies, Inc.*	326,414

		4,747,923

Air Freight & Logistics — 0.1%
65,800	ABX Air, Inc.*	429,016

Airlines — 1.1%
19,800	Alaska Air Group, Inc.*	586,080
75,500	ExpressJet Holdings, Inc.*	450,735
38,700	Republic Airways Holdings, Inc.*	822,762
65,000	Skywest, Inc.	1,768,650

		3,628,227

Auto Components — 2.0%
31,400	Aftermarket Technology Corp.*	867,582
44,100	American Axle & Manufacturing Holdings, Inc.	1,232,595
73,700	ArvinMeritor, Inc.(a)	1,521,905
6,300	BorgWarner, Inc.	490,833
18,200	Lear Corp.*	668,304
30,400	Modine Manufacturing Co.	703,152
33,600	Tenneco, Inc.*	1,006,320

		6,490,691

Automobiles — 0.5%
24,500	Thor Industries, Inc.(a)	975,835
15,200	Winnebago Industries, Inc.(a)	487,312

		1,463,147

Beverages — 0.1%
8,000	Boston Beer Co., Inc. (Class A Stock)*	257,680

Building & Construction — 0.3%
18,900	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	453,411
18,500	M/I Homes, Inc.(a)	550,005

		1,003,416

Building Products — 0.9%
10,100	American Woodmark Corp.	348,551
6,400	Griffon Corp.*	153,536
37,100	Lennox International, Inc.	1,254,351
17,100	Simpson Manufacturing Co., Inc.(a)	550,107
15,700	Universal Forest Products, Inc.	729,422

		3,035,967

Capital Markets — 1.1%
9,500	Affiliated Managers Group, Inc.*(a)	1,117,485
19,200	Calamos Asset Management, Inc. (Class A Stock)	450,432
9,200	Eaton Vance Corp.	351,624
49,200	MCG Capital Corp	866,904

10,100	Raymond James Financial, Inc.	309,868
16,300	SWS Group, Inc.	423,637

		3,519,950

Chemicals — 4.5%
16,600	Arch Chemicals, Inc.	501,652
10,500	Cytec Industries, Inc.	576,450
22,700	Ferro Corp.	472,387
13,200	FMC Corp.	1,015,476
1,300	Fuller, (H.B.) Co.	33,241
35,700	Georgia Gulf Corp.(a)	570,129
32,000	Hercules, Inc.*	602,880
18,700	Lubrizol Corp. (The)	1,120,878
44,800	Methanex Corp. (Canada)	1,074,304
8,700	NewMarket Corp.	410,031
104,100	Olin Corp.(a)	1,784,274
21,600	OM Group, Inc.*	1,134,648
15,300	Pioneer Cos., Inc.*	445,230
105,300	PolyOne Corp.*	690,768
49,300	RPM International, Inc.	1,048,611
49,800	Sensient Technologies Corp.	1,303,764
29,800	Spartech Corp.	836,188
44,800	Valspar Corp.	1,211,392

		14,832,303

Commercial Banks — 7.3%
9,500	AMCORE Financial, Inc.(a)	271,795
12,900	Bancorpsouth, Inc.	316,953
25,800	Chemical Financial Corp.	689,634
76,900	Citizens Banking Corp.(a)	1,538,769
19,100	City Holding Co.	725,227
32,700	Community Bank System, Inc.	670,350
28,400	Community Banks, Inc.	671,092
15,500	First Communtiy Bancshares, Inc.	509,485
25,600	First Financial Bancorp	381,440
25,500	First Merchants Corp.	550,035
4,400	First Republic Bank	238,040
11,400	FirstMerit Corp.(a)	238,032
60,800	Greater Bay Bancorp	1,568,032
21,000	Independent Bank Corp.	623,700
54,400	International Bancshares Corp.	1,564,000
38,300	MB Financial, Inc.	1,286,497
65,800	National Penn Bancshares, Inc.	1,219,932
33,000	NBT Bancorp, Inc.	724,350
53,000	Old National Bancorp(a)	947,640
51,000	Pacific Capital Bancorp	1,373,430
8,700	PrivateBancorp, Inc.(a)	285,621
42,600	Provident Bankshares Corp.	1,364,904
21,000	Simmons First National Corp. (Class A Stock)	552,930
12,500	South Financial Group, Inc. (The)	282,875
30,300	Sterling Financial Corp. (PA)	504,495
53,100	Sterling Financial Corp. (Spokane)	1,565,388
32,300	Susquehanna Bancshares, Inc.	719,644

10,200	SVB Financial Group*	522,444
16,600	UMB Financial Corp.(a)	649,392
28,200	Westamerica Bancorporation	1,320,606

		23,876,732

Commercial Services & Supplies — 2.9%
8,100	Administaff, Inc.	268,839
4,500	AMREP Corp.(a)	271,170
5,100	Clean Harbors, Inc.*(a)	237,252
38,800	Deluxe Corp.	1,468,580
14,100	HNI Corp.	588,534
23,600	Labor Ready, Inc.*(a)	512,120
19,100	M&F Worldwide Corp.*	1,221,445
20,200	McGrath RentCorp.	609,030
15,700	Pike Electric Corp.*	319,809
47,900	Schawk, Inc.	863,637
37,200	School Specialty, Inc.*	1,226,856
22,900	Tetra Tech, Inc.*	476,778
33,750	Waste Connections, Inc.*	1,051,988
7,000	Watson Wyatt Worldwide, Inc.	329,910

		9,445,948

Communication Equipment — 0.3%
20,100	Arris Group, Inc.*	297,882
11,800	Avocent Corp.*	330,518
18,500	Plantronics, Inc.(a)	464,535

		1,092,935

Computers & Peripherals — 0.3%
31,000	Hutchinson Technology, Inc.*(a)	589,000
15,700	Komag, Inc.*(a)	431,907

		1,020,907

Construction & Engineering — 0.4%
26,200	URS Corp.*	1,144,940

Construction Materials — 0.4%
64,900	Headwaters, Inc.*(a)	1,406,383

Consumer Finance — 0.4%
14,200	CompuCredit Corp.*(a)	513,472
15,600	Credit Acceptance Corp.*	418,704
13,600	First Cash Financial Services, Inc.*	312,528

		1,244,704

Containers & Packaging — 0.7%
10,100	AptarGroup, Inc.	739,825
18,200	Greif, Inc. (Class A Stock)(a)	1,011,920
22,200	Myers Industries, Inc.	498,390

		2,250,135

Distributors — 0.3%
31,700	Building Material Holding Corp.	460,284
70,700	Source Interlink Cos., Inc.*(a)	457,429

		917,713

Diversified Consumer Services — 1.0%
11,300	Pre-Paid Legal Services, Inc.*(a)	644,665
31,400	Regis Corp.	1,200,422
111,800	Stewart Enterprises, Inc.	840,736
10,100	Universal Technical Institute, Inc.*	253,207
4,200	Vertrue, Inc.*	198,744

		3,137,774

Diversified Financial Services — 0.8%
66,000	Asset Acceptance Capital Corp.*	1,215,720
14,000	Asta Funding, Inc.(a)	612,220
27,400	Financial Federal Corp.	720,072

		2,548,012

Diversified Telecommunication Services — 1.1%
15,500	Atlantic Tele-Network, Inc.	391,220
27,800	CT Communications, Inc.	678,598
69,800	Iowa Telecommunications Services, Inc.	1,417,638
81,100	Premiere Global Services, Inc.*	986,987

		3,474,443

Electric Utilities — 2.2%
53,000	Cleco Corp.	1,487,180
43,200	El Paso Electric Co.*	1,140,480
31,800	Idacorp, Inc.	1,095,510
26,800	Otter Tail Corp.	916,560
88,400	Westar Energy, Inc.	2,406,248

		7,045,978

Electrical Equipment — 1.2%
8,400	Acuity Brands, Inc.	496,608
8,300	Franklin Electric Co., Inc.	353,497
9,000	General Cable Corp.*	516,960
79,700	GrafTech International Ltd.*	795,406
15,600	Lamson & Sessions Co. (The)*	394,368
16,600	Regal-Beloit Corp.(a)	765,592
3,200	Smith, (A.O.) Corp.	121,920
10,200	Thomas & Betts Corp.*	555,696

		4,000,047

Electronic Equipment & Instruments — 2.1%
17,300	Avnet, Inc.*(a)	707,570
47,000	Benchmark Electronics, Inc.*(a)	995,460
10,000	Brightpoint, Inc.*	133,000
34,800	Checkpoint Systems, Inc.*	765,252
74,300	CTS Corp.	971,844
10,100	FLIR Systems, Inc.*(a)	408,949
46,400	Insight Enterprises, Inc.*	919,648
5,700	Itron, Inc.*	383,838

2,600	Methode Electronics, Inc. (Class A Stock)	39,208
5,900	Mettler-Toledo International, Inc.*	575,958
17,400	Park Electrochemical Corp.	479,370
43,600	TTM Technologies, Inc.*	400,248

		6,780,345

Energy Equipment & Services — 1.9%
23,000	Bristow Group, Inc.*(a)	864,800
64,800	Grey Wolf, Inc.*(a)	463,968
20,600	GulfMark Offshore, Inc.*	986,740
7,200	Hornbeck Offshore Services, Inc.*	227,736
8,000	Lone Star Technologies, Inc.*	531,280
8,000	Lufkin Industries, Inc.	497,760
8,100	Oceaneering International, Inc.*	385,074
12,300	Oil States International, Inc.*(a)	417,339
11,100	Tidewater, Inc.(a)	701,631
10,600	Universal Compression Holdings, Inc.*	705,642
10,400	W-H Energy Services, Inc.*	562,744

		6,344,714

Exchange Traded Funds — 2.2%
20,905	iShares Russell 2000 Value Index Fund(a)	1,705,430
70,701	iShares S&P SmallCap 600 Barra Value Index Fund(a)	5,554,977

		7,260,407

Food & Staples Retailing — 1.1%
14,000	Casey’s General Stores, Inc.	352,100
20,200	Ingles Markets, Inc. (Class A Stock)	726,392
21,600	Nash Finch Co.(a)	841,752
8,800	Performance Food Group Co.*	275,000
43,900	Ruddick Corp.	1,318,317

		3,513,561

Food Products — 2.1%
46,900	Chiquita Brands International, Inc.(a)	695,527
14,700	Corn Products International, Inc.	585,354
28,100	Flowers Foods, Inc.	876,439
26,700	Lancaster Colony Corp.	1,127,541
14,600	Ralcorp Holdings, Inc.*(a)	960,826
400	Seaboard Corp.	997,200
26,800	Smucker, (J.M.) Co. (The)	1,495,976

		6,738,863

Gas Utilities — 3.2%
12,400	AGL Resources, Inc.	539,896
40,700	Atmos Energy Corp.	1,291,004
14,000	Energen Corp.(a)	784,700
22,300	Laclede Gas Co.	699,997
29,800	Nicor, Inc.(a)	1,526,952
9,600	Northwest Natural Gas Co.	487,776
29,900	ONEOK, Inc.	1,447,459
11,801	Southern Union Co.	359,445
47,600	Southwest Gas Corp.	1,803,564
45,100	WGL Holdings, Inc.	1,526,184

		10,466,977

Healthcare Equipment & Supplies — 1.1%
9,500	Arrow International, Inc.(a)	302,480
24,200	Cooper Cos., Inc. (The)	1,236,620
6,000	Hillenbrand Industries, Inc.	366,900
7,100	ICU Medical, Inc.*	296,425
34,300	Invacare Corp.(a)	639,352
3,800	Kensey Nash Corp.*	97,736
14,850	Medical Action Industries, Inc.*	338,283
3,800	West Pharmaceutical Services, Inc.	189,126

		3,466,922

Healthcare Providers & Services — 2.4%
65,700	Alliance Imaging, Inc.*	591,300
8,301	Amedisys, Inc.*	260,236
51,100	AMERIGROUP Corp.*(a)	1,437,443
24,400	Amsurg Corp.*	559,980
33,300	Apria Healthcare Group, Inc.*	1,056,942
44,000	Centene Corp.*(a)	915,640
27,800	Kindred Healthcare, Inc.*	970,776
25,900	Magellan Health Services, Inc.*	1,111,110
29,100	Owens & Minor, Inc.(a)	1,028,685

		7,932,112

Hotels, Restaurants & Leisure — 2.2%
22,500	Applebee’s International, Inc.(a)	611,550
16,100	Brinker International, Inc.	500,710
23,800	CBRL Group, Inc.(a)	1,061,004
17,600	CEC Entertainment, Inc.*(a)	733,392
31,400	Dover Downs Gaming & Entertainment, Inc.	408,514
22,100	Landry’s Restaurants, Inc.	656,370
31,600	O’Charleys, Inc.*	667,076
17,600	Pinnacle Entertainment, Inc.*	494,208
17,700	Ruby Tuesday, Inc.	473,652
21,500	Sonic Corp.*	482,460
37,800	Steak N Shake Co. (The)*	611,226
24,500	Triarc Cos., Inc. (Class B Stock)	398,615
3,900	Vail Resorts, Inc.*(a)	222,378

		7,321,155

Household Durables — 2.7%
42,700	American Greetings Corp. (Class A Stock)	1,086,715
8,000	Avatar Holdings, Inc.*(a)	600,560
32,500	Blyth, Inc.	848,250
33,800	Champion Enterprises, Inc.*	347,464
15,600	CSS Industries, Inc.	622,440
27,900	Ethan Allen Interiors, Inc.(a)	984,870
1,900	Harman International Industries, Inc.(a)	231,591
7,200	M.D.C. Holdings, Inc.	369,072

39,800	Meritage Homes Corp.*(a)	1,385,438
10,000	Snap-On, Inc.	545,000
18,200	Standard Pacific Corp.	379,470
18,300	Tempur-Pedic International, Inc.(a)	475,251
33,400	Tupperware Brands Corp.	939,208

		8,815,329

Household Products — 0.3%
38,000	Central Garden & Pet Co. (Class A Stock)*(a)	544,160
19,000	Central Garden & Pet Co.*	281,390

		825,550

Industrial Conglomerates — 0.4%
19,700	Teleflex, Inc.	1,415,051

Insurance — 7.8%
1,530	Alleghany Corp.*(a)	547,434
28,200	American Equity Investment Life Holding Co.	384,930
22,200	Argonaut Group, Inc.*	746,142
5,100	CNA Surety Corp.*	105,264
57,600	Commerce Group, Inc.	1,878,336
51,800	Delphi Financial Group, Inc. (Class A Stock)	2,211,860
16,900	FBL Financial Group, Inc. (Class A)	654,706
19,000	Harleysville Group, Inc.	580,260
23,100	HCC Insurance Holdings, Inc.	708,246
29,000	Hilb, Rogal & Hobbs Co.(a)	1,260,050
40,200	Horace Mann Educators Corp.	845,808
15,500	Infinity Property & Casual Corp.	720,905
23,900	LandAmerica Financial Group, Inc.(a)	1,920,365
32,900	Odyssey Re Holdings Corp.(a)	1,378,510
44,000	Ohio Casualty Corp.	1,392,160
25,200	Philadelphia Consolidated Holding Corp.*	1,093,680
112,900	Phoenix Cos., Inc. (The)	1,682,210
18,100	Platinum Underwriters Holdings Ltd. (Bermuda)	619,382
23,700	ProAssurance Corp.*(a)	1,276,008
28,600	RLI Corp.	1,592,734
43,200	Selective Insurance Group	1,126,656
41,000	State Auto Financial Corp.	1,232,050
18,500	Stewart Information Services Corp.(a)	744,070
18,600	United Fire & Casualty Co.	683,550

		25,385,316

Internet Services — 0.7%
86,300	CIBER, Inc.*	703,345
8,600	Global Payments, Inc.	326,628
66,800	Perot Systems Corp. (Class A Stock)*	1,195,720

		2,225,693

Internet Software & Services — 0.6%
117,200	EarthLink, Inc.*(a)	897,752
60,600	United Online, Inc.	874,458
17,200	Vignette Corp.*	318,544

		2,090,754

Leisure Equipment & Products — 0.5%
10,500	Brunswick Corp.	343,980
48,200	K2, Inc.*	727,338
12,900	Polaris Industries, Inc.	651,837

		1,723,155

Life Science Tools & Services — 0.2%
29,500	PharmaNet Development Group, Inc.*(a)	805,055

Machinery — 5.0%
44,200	Accuride Corp.*	645,762
8,900	Actuant Corp. (Class A Stock)	471,700
37,900	Albany International Corp. (Class A Stock)(a)	1,451,570
64,900	Barnes Group, Inc.	1,577,070
67,900	Briggs & Stratton Corp.(a)	2,014,593
34,700	Crane Co.(a)	1,475,097
23,200	EnPro Industries, Inc.*	873,712
27,800	Federal Signal Corp.	438,962
27,400	Harsco Corp.	1,397,400
6,700	IDEX Corp.	351,549
5,400	Kennametal, Inc.	381,024
5,300	Lincoln Electric Holdings, Inc.	337,769
29,600	Mueller Industries, Inc.	970,880
5,600	NACCO Industries, Inc. (Class A Stock)	892,528
11,000	Nordson Corp.(a)	504,130
8,900	Tennant Co.	284,978
44,700	Timken Co.	1,474,206
41,900	Wabash National Corp.	651,964

		16,194,894

Media — 2.9%
64,900	Belo Corp. (Class A Stock)	1,250,623
58,200	Citadel Broadcasting Corp.	534,276
9,200	E.W. Scripps Co. (Class A Stock)	398,360
29,800	Entercom Communications Corp.	826,652
11,300	Interactive Data Corp.	323,519
51,600	Journal Communications, Inc. (Class A Stock)	696,084
28,000	Journal Register Co.	164,360
34,100	Lee Enterprises, Inc.	892,738
53,000	Lin TV Corp. (Class A Stock)*(a)	845,880
20,900	Media General, Inc. (Class A Stock)	767,866
94,400	Radio One, Inc. (Class D Stock)*	666,464
52,000	Sinclair Broadcast Group, Inc. (Class A Stock)	849,160
38,600	Valassis Communications, Inc.*(a)	739,576
95,500	Westwood One, Inc.	650,355

		9,605,913

Metals & Mining — 2.9%
25,900	Chaparral Steel Co.	1,825,950
35,700	Cleveland-Cliffs, Inc.(a)	2,473,653
40,200	Commercial Metals Co.	1,347,906
11,200	Gibraltar Industries, Inc.	249,760
37,900	IAMGOLD Corp. (Canada)(a)	307,748

22,900	Metal Management, Inc.(a)	1,100,803
47,800	Quanex Corp.(a)	2,056,834

		9,362,654

Multi-Line Retail — 0.1%
29,900	Tuesday Morning Corp.	417,404

Multi-Utilities — 1.8%
42,100	Avista Corp.	993,139
26,900	Black Hills Corp.(a)	1,070,889
16,000	CH Energy Group, Inc.	767,680
54,900	PNM Resources, Inc.	1,786,995
45,900	Vectren Corp.	1,334,313

		5,953,016

Oil, Gas & Consumable Fuels — 5.2%
18,900	Alon USA Energy, Inc.	706,860
14,200	Arlington Tankers Ltd.	378,856
15,400	Berry Petroleum Co. (Class A Stock)	524,524
40,200	Cabot Oil & Gas Corp.	1,464,084
7,300	Callon Petroleum Co.*	100,740
7,300	Clayton Williams Energy, Inc.*	196,078
20,100	Comstock Resources, Inc.*	569,835
39,600	Encore Acquisition Co.*	1,057,716
13,500	Forest Oil Corp.*(a)	475,740
18,000	Frontier Oil Corp.	635,940
39,200	Frontline Ltd. (Bermuda)(a)	1,481,368
35,800	General Maritime Corp.	1,148,106
24,700	Gulfport Energy Corp.*	364,819
20,800	Holly Corp.	1,322,880
12,700	Massey Energy Co.	342,011
15,400	Range Resources Corp.	562,870
4,200	Ship Finance International Ltd. (Bermuda)(a)	124,908
36,500	St. Mary Land & Exploration Co.(a)	1,336,630
41,700	Swift Energy Co.*	1,695,105
30,300	W&T Offshore, Inc.	919,605
10,500	Western Refining, Inc.(a)	416,010
26,700	Whiting Petroleum Corp.*	1,175,334

		17,000,019

Paper & Forest Products — 0.2%
23,700	Schweitzer-Mauduit International, Inc.	650,565

Personal Products — 0.8%
35,600	Elizabeth Arden, Inc.*	801,356
28,500	Mannatech, Inc.(a)	440,610
29,300	NBTY, Inc.*(a)	1,447,713

		2,689,679

Real Estate Investment Trusts — 3.2%
33,200	American Home Mortgage Investment Corp.(a)	822,696
59,000	Anthracite Capital, Inc.	684,400
20,100	Ashford Hospitality Trust, Inc.	241,200
13,900	Capital Trust, Inc. (Class A Stock)	658,443
11,200	Cousins Properties, Inc.(a)	375,984

35,200	Equity One, Inc.	983,136
20,900	Healthcare Realty Trust, Inc.	711,854
38,100	HRPT Properties Trust	466,344
67,500	MFA Mortgage Investments, Inc.	492,750
39,100	Nationwide Health Properties, Inc.(a)	1,253,546
33,900	Newcastle Investment Corp.(a)	990,219
27,100	Pennsylvania Real Estate Investment Trust	1,259,066
24,500	Potlatch Corp.	1,063,055
10,400	Redwood Trust, Inc.	522,184

		10,524,877

Road & Rail — 2.4%
5,000	AMERCO*	349,800
45,300	Arkansas Best Corp.(a)	1,784,820
18,400	Avis Budget Group, Inc.*	517,592
20,300	Dollar Thrifty Automotive Group*	951,664
10,500	Genesee & Wyoming, Inc. (Class A Stock)*	285,495
10,800	Kansas City Southern*	401,220
33,900	Marten Transport Ltd.*	611,895
16,400	Old Dominion Freight Line, Inc.*	484,784
23,500	Saia, Inc.*	658,940
94,800	Werner Enterprises, Inc.	1,792,668

		7,838,878

Semiconductors & Semiconductor Equipment — 1.3%
47,700	AMIS Holdings, Inc.*	553,320
41,100	Amkor Technology, Inc.*	574,989
14,400	ATMI, Inc. *	445,392
73,100	Kulicke & Soffa Industries, Inc.*	729,538
12,500	Microsemi Corp.*(a)	288,875
38,100	Omnivision Technologies, Inc.*(a)	515,112
56,400	ON Semiconductor Corp.*(a)	604,044
45,200	Photronics, Inc.*	680,260

		4,391,530

Software — 0.4%
38,300	Parametric Technology Corp.*(a)	680,591
16,500	Sybase, Inc.*(a)	399,135
12,200	Synopsys, Inc.*	337,452

		1,417,178

Specialty Retail — 3.7%
10,800	Aaron Rents, Inc.	306,396
23,400	Asbury Automotive Group, Inc.	673,218
46,950	Brown Shoe Co., Inc.	1,266,711
19,600	Cato Corp. (Class A Stock)	423,556
52,700	Finish Line, Inc. (The)	695,113
19,600	Group 1 Automotive	803,600
7,000	Guitar Center, Inc.*(a)	324,100
38,600	Haverty Furniture Cos., Inc.	492,536
27,800	Jo-Ann Stores, Inc.*	832,610
22,800	Lithia Motors, Inc. (Class A Stock)	614,460
11,300	Men’s Wearhouse, Inc. (The)	488,951

12,700	Midas, Inc.*	277,495
8,700	Monro Muffler Brake, Inc.	304,500
21,200	Pacific Sunwear of California, Inc.*(a)	443,716
19,100	Pep Boys - Manny, Moe & Jack	356,215
47,200	Rent-A-Center, Inc.*(a)	1,314,048
12,100	Sonic Automotive, Inc.	345,939
12,900	Stage Stores, Inc.	284,445
41,200	Stein Mart, Inc.	671,560
28,700	Talbots, Inc.(a)	674,450
28,074	United Auto Group, Inc.	569,341

		12,162,960

Textiles, Apparel & Luxury Goods — 1.9%
4,900	Columbia Sportswear Co.	306,740
19,500	K-Swiss, Inc. (Class A Stock)	563,160
28,000	Kellwood Co.	789,040
23,100	Kenneth Cole Productions, Inc. (Class A Stock)	584,661
18,300	Movado Group, Inc.	602,436
15,600	Oxford Industries, Inc.(a)	724,152
20,400	Perry Ellis International, Inc.*	677,280
21,200	Phillips-Van Heusen Corp.	1,185,080
25,300	Timberland Co. (The) (Class A Stock)*(a)	652,993

		6,085,542

Thrifts & Mortgage Finance — 3.3%
23,900	Anchor BanCorp Wisconsin, Inc.	643,388
33,700	BankAtlantic Bancorp, Inc. (Class A Stock)	324,868
31,200	BankUnited Financial Corp. (Class A Stock)	675,480
44,300	Centerline Holding Co.	793,856
37,900	Corus Bankshares, Inc.(a)	637,099
43,200	Dime Community Bancshares, Inc.	574,992
15,700	Downey Financial Corp.(a)	1,051,115
18,400	First Financial Holdings, Inc.	623,208
13,500	FirstFed Financial Corp.*(a)	829,980
47,500	Flagstar Bancorp, Inc.	560,500
33,800	Flushing Financial Corp.	525,590
25,000	MAF Bancorp, Inc.	1,003,750
8,600	PMI Group, Inc. (The)	416,842
22,700	TierOne Corp.	551,383
12,900	Triad Guaranty, Inc.*(a)	570,309
39,600	Washington Federal, Inc.	938,916

		10,721,276

Tobacco — 0.8%
5,000	Loews Corp. - Carolina Group	382,650
34,800	Universal Corp.	2,181,264

		2,563,914

Trading Companies & Distributors — 0.4%
25,000	Kaman Corp. (Class A Stock)	620,000
8,100	WESCO International, Inc.*	511,677

		1,131,677

Wireless Telecommunication Services — 0.2%
33,700	USA Mobility, Inc.	719,832

	TOTAL LONG-TERM INVESTMENTS (cost $279,553,343)	324,557,738

SHORT-TERM INVESTMENT 25.8%
AFFILIATED MONEY MARKET MUTUAL FUND
84,046,373	Dryden Core Investment Fund - Taxable Money Market Series (cost $84,046,373; includes $83,540,793 of cash collateral received for securities on loan) (b)(w)	84,046,373

	TOTAL INVESTMENTS(p)—125.2% (cost $363,599,716)	408,604,111
	Liabilities in excess of other assets —(25.2)%	(82,161,222)

	NET ASSETS —100%	$326,442,889

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $80,081,399; cash collateral of $83,540,793 (included with liabilities) was received with which the Fund purchased highly liquid short-term investment.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealize Appreciation
$ 363,860,753	$57,223,126	$ 12,479,768	$44,743,358

The difference between book and tax basis is attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions of bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date June 28, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date June 28, 2007

*	Print the name and title of each signing officer under his or her signature.